Equity Awards (Details) - USD ($)					1 Months Ended		3 Months Ended										9 Months Ended			12 Months Ended
	Feb. 13, 2023	Aug. 31, 2022	Aug. 30, 2022	May 31, 2021	Jan. 31, 2023	Nov. 30, 2022	Mar. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Jun. 30, 2022	Feb. 28, 2022	[1]	Nov. 30, 2021	[1]	Aug. 31, 2021	[1]	Feb. 28, 2023	Feb. 28, 2022	[1]	May 31, 2022	May 31, 2021
Class of Stock [Line Items]
Exercise price of share							$ 0.50
Shares issued during the period new issues shares	400,000	4,600,000						500,000												7,900,000
Proceeds from warrant transactions, net of offering costs																	$ 2,815,000	$ 5,390,000		$ 5,390,000	$ 17,060,000
Number Of Warrants In Fixed Combination Issue Of Securities																				0.3
Common stock warrants to purchase shares		5,500,000					71,100,000		5,500,000
Term of warrants					10 years		5 years
Warrant covering common stock shares purchased, percentage		75.00%	50.00%																	12.00%
Stock issued for private offerings								$ 18,045,000			$ 3,552,000									$ 46,511,000	$ 1,000,000
Placement agent fees and expenses							$ 2,000,000.0			$ 2,800,000
Maximum
Class of Stock [Line Items]
Exercise price of share		$ 0.255		$ 1.00				$ 0.75	$ 0.255								$ 0.75			$ 1.35	$ 1.00
Minimum
Class of Stock [Line Items]
Exercise price of share				$ 0.45				$ 0.45									$ 0.45			$ 0.45	$ 0.45
Warrant covering common stock shares purchased, percentage									0.40%
Private Equity Offering
Class of Stock [Line Items]
Shares issued during the period new issues shares																					8,900,000
Number Of Common Shares In Fixed Combination Issue Of shares				1																	1
Number Of Warrants In Fixed Combination Issue Of Securities				1																	1
Term of warrants				5 years																	5 years
Stock issued for private offerings									$ 17,544,000				$ 27,307,000		$ 2,872,000
Private Equity Offering | Maximum
Class of Stock [Line Items]
Exercise price of share				$ 1.80																	$ 1.80
Private Equity Offering | Minimum
Class of Stock [Line Items]
Exercise price of share				$ 0.40																	$ 0.40
Accredited Investors [Member]
Class of Stock [Line Items]
Shares issued during the period new issues shares				4,100,000						85,400,000										34,600,000	8,800,000
Common stock warrants to purchase shares				900,000			71.1														900,000
Stock issued for private offerings							$ 14,400,000			$ 18,900,000										$ 5,400,000
Accredited Investors [Member] | Maximum
Class of Stock [Line Items]
Exercise price of share				$ 1.00																$ 1.00	$ 1.00
Accredited Investors [Member] | Minimum
Class of Stock [Line Items]
Exercise price of share				$ 0.40																$ 0.45	$ 0.40
Private Warrant Exchange [Member]
Class of Stock [Line Items]
Exercise price of share						$ 1.00
Shares issued during the period new issues shares				36,200,000																	35,800,000
Proceeds from warrant transactions, net of offering costs																					$ 16,200,000
Common stock warrants to purchase shares																				7,900,000
Warrants exchanged (in shares)																				3,500,000	32,600,000
Stock issued for private offerings				$ 34,900,000
Placement agent fees and expenses						$ 2,100,000															$ 500,000
Private Warrant Exchange [Member] | Maximum
Class of Stock [Line Items]
Exercise price of share				$ 0.90																	$ 0.90
Private Warrant Exchange [Member] | Minimum
Class of Stock [Line Items]
Exercise price of share				$ 0.21																	$ 0.21
Private Warrant Exchange, Non-Inducement Shares [Member]
Class of Stock [Line Items]
Shares issued during the period new issues shares				400,000
Stock Subscription Agreements [Member]
Class of Stock [Line Items]
Exercise price of share																				$ 1.00
Shares issued during the period new issues shares																				11,400,000
Proceeds from warrant transactions, net of offering costs																				$ 1,400,000
Number Of Common Shares In Fixed Combination Issue Of shares																				1
Common stock warrants to purchase shares																				5,000,000.0
Proceeds from issuance of common stock																				$ 11,400,000
Stock issued for private offerings																				10,000,000.0
Placement agent fees and expenses																				$ 50,000
Second Private Placement [Member]
Class of Stock [Line Items]
Exercise price of share										$ 0.306										$ 0.30
Shares issued during the period new issues shares							65.6													34,600,000
Proceeds from warrant transactions, net of offering costs																				$ 7,600,000
Number Of Common Shares In Fixed Combination Issue Of shares					1					1										1
Number Of Warrants In Fixed Combination Issue Of Securities					1					1										1
Common stock warrants to purchase shares										64,000,000.0
Term of warrants										5 years										5 years
Allotment to placement agent
Class of Stock [Line Items]
Exercise price of share			$ 0.40		$ 0.23					$ 0.255										$ 0.255
Common stock warrants to purchase shares					10,700,000					19,400,000
Term of warrants										10 years										10 years
Warrant covering common stock shares purchased, percentage					15.00%		12.00%			13.00%										13.00%
Placement agent fees and expenses							$ 25,000			$ 50,000										$ 50,000
Allotment to placement agent | Maximum
Class of Stock [Line Items]
Exercise price of share		$ 0.306							$ 0.306

[1]	See Note 2, Summary of Significant Accounting Policies—Revision and Restatement of Financial Statements.